UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      203,822
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           9006   139692 SH       SOLE                135831      0  3861
Agnico-Eagle Mines Ltd         COM            aem            230     5680 SH       SOLE                  5680      0     0
Becton Dickinson & Co Com      COM            bdx           3081    41213 SH       SOLE                 40063      0  1150
Berkshire Hathaway-B           COM            084670702    22197   266380 SH       SOLE                258595      0  7785
CVS Caremark Corp.             COM            cvs           2801    59944 SH       SOLE                 58239      0  1705
Central Fund Of Canada         COM            cef          17714   895089 SH       SOLE                869844      0 25245
Chevron Corporation            COM            cvx           2841    26934 SH       SOLE                 25437      0  1497
Conocophillips                 COM            cop           2592    46381 SH       SOLE                 44858      0  1523
Golden Star Resources Ltd      COM            gss             17    15000 SH       SOLE                 15000      0     0
Johnson & Johnson              COM            jnj          11174   165400 SH       SOLE                160905      0  4495
Laboratory Corporation of Amer COM            lh            2115    22835 SH       SOLE                 22150      0   685
Leucadia National Corp         COM            luk           3175   149275 SH       SOLE                144650      0  4625
Markel Corp Holding Company    COM            mkl           3276     7416 SH       SOLE                  7115      0   301
Market Vectors Gold Miners Etf COM            gdx          29669   662694 SH       SOLE                644974      0 17720
Medtronic Inc                  COM            mdt           9811   253326 SH       SOLE                246016      0  7310
Merck & Co Inc                 COM            mrk           3251    77862 SH       SOLE                 75777      0  2085
Microsoft Corp                 COM            msft         11898   388948 SH       SOLE                378408      0 10540
Newmont Mining Corp            COM            nem          28549   588512 SH       SOLE                572092      0 16420
Pan American Silver Corp       COM            paas          9336   553099 SH       SOLE                538024      0 15075
Pfizer Incorporated            COM            pfe          14834   644940 SH       SOLE                625990      0 18950
Phillips 66                    COM            psx            804    24197 SH       SOLE                 23478      0   719
Plum Creek Timber Reit         COM            pcl            803    20218 SH       SOLE                 18368      0  1850
Wal-Mart Stores Inc            COM            wmt          14648   210099 SH       SOLE                205859      0  4240


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